REVENUES (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUES
Mobile Services	$ 829,552	$ 912,773	$ 977,421
Internet Services	449,904	503,671	550,600
Cable Television Services	363,367	407,645	500,750
Fixed and Data Services	244,009	277,224	357,471
Other services revenues	19,100	18,006	14,057
Subtotal Services revenues	1,905,932	2,119,319	2,400,299
Equipment revenues	153,169	151,409	180,744
Total Revenues	$ 2,059,101	$ 2,270,728	$ 2,581,043